Schedule of Fair Value Derivative Liability (Details)	Mar. 31, 2022 USD ($)
Convertible Debenture [Member] | January Twenty Eight Two Thousand Twenty Two [Member]
Short-Term Debt [Line Items]
Value of the Debt Component	$ 4,991,976
Value of the Embedded Derivatives	1,028,252
Total Fair Value	6,020,228
Royalty Convertible Debenture [Member] | January Seven Two Thousand Twenty Two [Member]
Short-Term Debt [Line Items]
Value of the Debt Component	7,092,978
Value of the Embedded Derivatives	159,129
Total Fair Value	7,252,107
Convertible Debenture And Royalty Convertible Debenture [Member]
Short-Term Debt [Line Items]
Value of the Debt Component	12,084,954
Value of the Embedded Derivatives	1,187,381
Total Fair Value	13,272,335
Convertible Debenture One [Member] | March Thirty One Two Thousand Twenty Two [Member]
Short-Term Debt [Line Items]
Value of the Debt Component	5,173,075
Value of the Embedded Derivatives	997,614
Total Fair Value	6,170,689
Royalty Convertible Debenture One [Member] | March Thirty One Two Thousand Twenty Two [Member]
Short-Term Debt [Line Items]
Value of the Debt Component	7,379,995
Value of the Embedded Derivatives	263,236
Total Fair Value	7,643,231
Convertible Debenture And Royalty Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Value of the Debt Component	12,553,070
Value of the Embedded Derivatives	1,260,850
Total Fair Value	$ 13,813,920